Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Current Assets
Cash and cash equivalents	$ 2,981,034	$ 15,524,322
Restricted cash		45,297
Accounts receivable, net	3,323,112	3,333,178
Notes receivable		35,509
Inventories	628,186	1,017,527
Advance to suppliers	58,128	50,313
Loan receivable and accrued interest	1,581,000	1,581,000
Amounts due from related parties	2,748,339
Prepayments, receivables and other current assets	1,040,035	864,709
Total Current Assets	12,359,834	22,451,855
Property, plant and equipment, net	1,012,981	1,227,811
Construction in progress	343,153	363,078
Intangible assets, net	30,724	38,762
Long-term deposit	8,434,666	9,464,767
Total Non-current Assets	9,821,524	11,094,418
TOTAL ASSETS	22,181,358	33,546,273
Current Liabilities
Bank loans – current portion		11,404
Short-term convertible note	1,206,107	2,034,947
Accounts payable	1,561,203	1,482,192
Refund liabilities	109,411	122,773
Advance from customers	65,101	77,366
Amounts due to related parties		8,695,702
Accrued expenses and other liabilities	3,278,258	3,529,486
Taxes payable	1,071,663	1,167,695
Total Current Liabilities	7,291,743	17,121,565
Total Non-current Liabilities
TOTAL LIABILITIES	7,291,743	17,121,565
SHAREHOLDERS’ EQUITY
Ordinary shares, unlimited shares authorized, $0.08 par value, 3,612,885 shares issued and outstanding as of September 30, 2022 (2,031,394 shares issued and outstanding as of March 31, 2022)	288,085	162,468
Additional paid-in capital	32,563,812	30,994,376
Accumulated deficits	(17,182,887)	(15,688,278)
Accumulated other comprehensive income	(779,395)	956,142
Total Shareholders’ Equity	14,889,615	16,424,708
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 22,181,358	$ 33,546,273